Income Taxes, Change in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 5,750	$ 5,167
Additions:
For tax positions related to the current year	123	393
For tax positions related to prior years	91	503
Reductions:
For tax positions related to prior years	(378)	(262)
Lapse of statute of limitations	(5)	(7)
Settlements with tax authorities	(123)	(44)
Balance at end of year	5,458	5,750
Unrecognized tax benefits	5,458	5,167	$ 5,458	$ 5,750
Unrecognized tax benefits that would impact effective tax rate			3,800
Unrecognized tax benefits related to income tax positions on temporary differences			1,700
Accrued interest and penalties			998	$ 968
Recognized interest and penalties expense (benefit)	$ 35	$ 200
Possible decrease in unrecognized tax benefits (up to $1 billion)			$ 1,300